FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Carrying value
Cash and balances at central banks		$ 101,457	$ 110,618	$ 108,370
Loans and advances to banks		12,916	17,013	16,868
Receivables from securities financing transactions		92,919	100,222	95,349
Cash collateral receivables on derivative instruments		23,774	25,164	23,602
Loans and advances to customers		322,655	318,623	320,352
Other financial assets measured at amortized cost		22,158	22,433	22,563
Fair Value
Financial assets measured at fair value	[1]	359,783	329,329	341,156
Not measured at fair value
Carrying value
Cash and balances at central banks		101,500	110,600	108,400
Loans and advances to banks		12,900	17,000	16,900
Receivables from securities financing transactions		92,900	100,200	95,300
Cash collateral receivables on derivative instruments		23,800	25,200	23,600
Loans and advances to customers		322,700	318,600	320,400
Other financial assets measured at amortized cost		22,200	22,400	22,600
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value		101,500	110,600	108,400
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value		12,900	17,000	16,900
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value		92,900	100,200	95,400
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value		23,800	25,200	23,600
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value		325,900	320,700	320,900
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value		$ 22,400	$ 22,400	$ 22,400

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented